Financial risk management and financial instruments - Summary of Financial Instruments (Details) - ZAR (R) R in Millions	Jun. 30, 2018	Jun. 30, 2017
Listed long-term debt
Financial risk management and financial instruments
Financial liabilities - fair value	R 13,345	R 13,365
Unlisted long-term debt
Financial risk management and financial instruments
Financial liabilities - fair value	95,984	68,896
Short-term debt and bank overdraft
Financial risk management and financial instruments
Financial liabilities - fair value	2,035	2,986
Derivative liabilities and guarantees (Long- and short-term financial liabilities)
Financial risk management and financial instruments
Financial liabilities - fair value	2,059	1,473
Trade and other payables
Financial risk management and financial instruments
Financial liabilities - fair value	26,518	26,131
Investments in listed securities
Financial risk management and financial instruments
Financial assets - fair value	682	681
Investments in listed securities | Assets, Available-for-sale
Financial risk management and financial instruments
Financial assets - carrying value	682	681
Investments in unlisted securities
Financial risk management and financial instruments
Financial assets - fair value	244	225
Investments in unlisted securities | Assets, Available-for-sale
Financial risk management and financial instruments
Financial assets - carrying value	244	225
Other long-term investments
Financial risk management and financial instruments
Financial assets - fair value	25	81
Other long-term investments | Assets, Held-to-maturity
Financial risk management and financial instruments
Financial assets - carrying value	25	81
Long-term receivables
Financial risk management and financial instruments
Financial assets - fair value	3,786	3,737
Long-term receivables | Assets, Amortised cost
Financial risk management and financial instruments
Financial assets - carrying value	3,786	3,737
Derivative assets (Long and short-term financial assets)
Financial risk management and financial instruments
Financial assets - fair value	1,827	2,739
Derivative assets (Long and short-term financial assets) | Assets, At fair value through profit and loss
Financial risk management and financial instruments
Financial assets - carrying value	1,827	2,739
Trade and other receivables
Financial risk management and financial instruments
Financial assets - fair value	26,648	24,675
Trade and other receivables | Assets, Amortised cost
Financial risk management and financial instruments
Financial assets - carrying value	26,648	24,675
Cash and cash equivalents
Financial risk management and financial instruments
Financial assets - fair value	17,128	29,446
Cash and cash equivalents | Assets, Amortised cost
Financial risk management and financial instruments
Financial assets - carrying value	17,128	29,446
Liabilities, At fair value through profit and loss | Derivative liabilities and guarantees (Long- and short-term financial liabilities)
Financial risk management and financial instruments
Financial liabilities - carrying value	2,059	1,473
Liabilities, Amortised cost | Listed long-term debt
Financial risk management and financial instruments
Financial liabilities - carrying value	13,704	13,014
Liabilities, Amortised cost | Unlisted long-term debt
Financial risk management and financial instruments
Financial liabilities - carrying value	95,750	68,153
Liabilities, Amortised cost | Short-term debt and bank overdraft
Financial risk management and financial instruments
Financial liabilities - carrying value	2,035	2,986
Liabilities, Amortised cost | Trade and other payables
Financial risk management and financial instruments
Financial liabilities - carrying value	R 26,518	R 26,131